Concentration of Credit Risk and Significant Customers	12 Months Ended
Jun. 30, 2024
Concentration of Credit Risk and Significant Customers [Abstract]
Concentration of Credit Risk and Significant Customers

Note 7 – Concentration of Credit Risk and Significant Customers

The Company manages its credit risk associated with exposure to its direct customers on outstanding accounts receivable through the application of credit approvals and other monitoring procedures. The Company closely monitors the aging of accounts receivable from its direct customers. Significant customers are those that represent 10% or more of revenue or accounts receivable.

Total revenues, by percentage, from individual customers representing 10% or more of total revenues in the respective periods were as follows:

	Year Ended June 30,
	2024	2023
Customer A	36.2%	92.2%
Customer B	30.5	*
Customer C	17.3	*
Customer D	*	*
Customer E	*	*

*	Less than 10% of total

Accounts receivable, by percentage, from individual customers representing 10% or more of accounts receivable are set forth in the following table:

	As of June 30,
	2024	2023
Customer A	*	94.2%
Customer B	*	*
Customer C	18.3%	*
Customer D	27.7	*
Customer E	53.9	*

*	Less than 10% of total

Customer A, B, C and D are government agencies.